Trade Accounts and Notes Receivable, and Other Accounts Receivable - Summary of Allowance for Doubtful Account in Respect of Trade Accounts and Notes Receivable and Other Accounts Receivable (Detail) - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Trade accounts and notes receivable [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Beginning balance	₩ 933	₩ 875	₩ 1,204
(Reversal of) bad debt expense	450	58	(329)
Ending balance	1,383	933	875
Other accounts receivable [member]
Disclosure of financial assets that are either past due or impaired [Line Items]
Beginning balance	207	1,778	2,005
(Reversal of) bad debt expense	271	(239)	(227)
Write-off		(1,332)
Ending balance	₩ 478	₩ 207	₩ 1,778